Cover - shares	12 Months Ended
	Sep. 30, 2024	Jan. 17, 2025
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	EZGO Technologies Ltd.
Entity Central Index Key	0001806904
Entity File Number	001-39833
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Building #A, Floor 2, Changzhou Institute of Dalian University of Technology
Entity Address, Address Line Two	Science and Education Town
Entity Address, Address Line Three	Wujin District
Entity Address, City or Town	Changzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	213164
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.04 per share
Trading Symbol	EZGO
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		5,675,172
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Jianhui Ye
Entity Address, Address Line One	Building #A, Floor 2, Changzhou Institute of Dalian University of Technology
Entity Address, Address Line Two	Science and Education Town
Entity Address, Address Line Three	Wujin District
Entity Address, City or Town	Changzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	213164
Entity Phone Fax Numbers [Line Items]
City Area Code	(86)
Local Phone Number	0519-83683805